Fair Value Measurements - Additional Information (Detail) - Teekay Offshore	May 08, 2019 shares
Stock Purchase Warrants | Brookfield
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of shares available through exercise of stock purchase warrant	15,500,000
Series D Warrant
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of shares available through exercise of stock purchase warrant	1,755,000